PENSION AND OTHER POSTRETIREMENT BENEFITS - Defined Benefit Plans (Details) - International - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Defined Benefit Plans
Total plan assets	$ 874.6	$ 897.2	$ 734.4
Cash | Total
Defined Benefit Plans
Total plan assets at fair value	10.1	3.8
Pooled funds - Fixed income securities | Total
Defined Benefit Plans
Total plan assets at fair value	464.4	469.9
Pooled funds – Real Estate Investment Trusts | Total
Defined Benefit Plans
Total plan assets at fair value	11.0
Insurance contracts | Total
Defined Benefit Plans
Total plan assets at fair value	37.9	41.2
Pooled funds - Other | Total
Defined Benefit Plans
Total plan assets at fair value	48.4	49.5
Equity Securities | Total
Defined Benefit Plans
Total plan assets at fair value	302.8	332.8
Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	10.1	3.8
Significant Other Observable Inputs (Level 3) | Pooled funds – Real Estate Investment Trusts
Defined Benefit Plans
Total plan assets at fair value	11.0
Significant Other Observable Inputs (Level 3) | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	$ 37.9	$ 41.2